Loans and Related Allowance for Loan Losses (Troubled Debt Restructurings on Financing Receivables) (Details) contract in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) contract loan	Dec. 31, 2015 USD ($) loan
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan	8	7
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 394	$ 402
Financing Receivable, Modifications, Post-Modification Recorded Investment	422	430
Financing Receivable, Modifications, Recorded Investment	$ 363	$ 376
Commercial Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 148
Financing Receivable, Modifications, Post-Modification Recorded Investment		148
Financing Receivable, Modifications, Recorded Investment		$ 142
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan	7	6
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 369	$ 254
Financing Receivable, Modifications, Post-Modification Recorded Investment	397	282
Financing Receivable, Modifications, Recorded Investment	$ 340	$ 234
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | loan	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 25
Financing Receivable, Modifications, Post-Modification Recorded Investment	25
Financing Receivable, Modifications, Recorded Investment	$ 23
Restructured Loan [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	3
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 189
Financing Receivable, Modifications, Post-Modification Recorded Investment	189
Financing Receivable, Modifications, Recorded Investment	$ 186
Restructured Loan [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	3
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 189
Financing Receivable, Modifications, Post-Modification Recorded Investment	189
Financing Receivable, Modifications, Recorded Investment	$ 186